CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Software licenses	$ 14,437	$ 8,140	$ 4,645
Maintenance and services	11,042	7,029	5,430
Total revenues	25,479	15,169	10,075
Operating expenses:
Cost of software licenses	719	563	1,119
Cost of maintenance and services	1,637	890	832
Research and development	7,748	4,960	2,482
Selling and marketing	9,833	5,851	3,831
General and administrative	3,024	2,835	1,854
Total operating expenses	22,961	15,099	10,118
Operating income (loss)	2,518	70	(43)
Financial expenses, net	1,241	1,284	1,388
Income (loss) before taxes on income	1,277	(1,214)	(1,431)
Taxes on income (benefit)	(209)	(399)	74
Net income (loss)	$ 1,486	$ (815)	$ (1,505)
Basic net income/ (loss) per share	$ 0.14	$ (0.09)	$ (0.2)
Weighted average number of shares used in computing basic net income/(loss) per share	10,716	8,662	7,993
Diluted net income/(loss) per share	$ 0.12	$ (0.09)	$ (0.2)
Weighted average number of shares used in computing Diluted net income/(loss) per share	12,311	8,662	7,993